Leases - Supplemental Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Assets and Liabilities, Lessee [Abstract]
Operating leases right-of-use assets	$ 0.9		$ 0.9		$ 1.2
Operating lease liability, current [extensible list]	Other current liabilities		Other current liabilities		Other current liabilities
Operating lease liability, current	$ 0.3		$ 0.3		$ 0.4
Operating Lease noncurrent, [Extensible List]	Other Liabilities, Noncurrent		Other Liabilities, Noncurrent		Other Liabilities, Noncurrent
Non-current operating lease liabilities	$ 0.6		$ 0.6		$ 0.8
Components of Lease Cost [Abstract]
Operating lease expense	4.6	$ 3.8	9.5	$ 7.3
Rig operating and maintenance expenses
Components of Lease Cost [Abstract]
Operating lease expense	4.0	3.3	8.3	6.3
General and administrative expenses
Components of Lease Cost [Abstract]
Operating lease expense	$ 0.6	$ 0.5	$ 1.2	$ 1.0